CAPITAL STOCK (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CAPITAL STOCK
Warrants, Beginning Balance	10,655,198	2,895,198
Warrants, Granted		1,180,000
Warrants, Expired	(400,000)	10,655,198
Warrants, Exchanged for common stock	(10,255,198)
Warrants, Issued	87,643,083
Warrants, Ending Balance	87,643,083	10,655,198